FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Level 1
Financial assets:
Available-for-sale securities	$ 83,098	$ 44,719
Total financial assets	83,098	44,719
Level 2
Financial assets:
Trade receivables	64,171	67,750
Fair value of derivative financial instruments	9,305	2,112
Total financial assets	73,476	69,862
Financial liabilities:
Fair value of derivative financial instruments	484	277
Total
Financial assets:
Trade receivables	64,171	67,750
Available-for-sale securities	83,098	44,719
Fair value of derivative financial instruments	9,305	2,112
Total financial assets	156,574	114,581
Financial liabilities:
Fair value of derivative financial instruments	$ 484	$ 277